DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Derivative Financial Instruments Disclosed in the Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Disclosure of detailed information about financial instruments [line items]
Fair value of derivatives	$ 13.4	$ 10.4	$ 20.7
Other receivables
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	16.1	10.9	21.1
Other liabilities
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	$ (2.7)	$ (0.5)	$ (0.4)